Segment Data (Tables)	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
Segment information - Revenues from Services, Operating Profit/(Loss), Total Assets

Year Ended December 31	2011	2010	2009
Revenues from Services(a)
Americas:
United States(b)	$3,137.3	$2,783.4	$1,786.0
Other Americas	1,512.1	1,265.5	967.3
	4,649.4	4,048.9	2,753.3
Southern Europe:
France	6,179.1	5,208.6	4,675.5
Italy	1,255.8	1,044.2	950.8
Other Southern Europe	776.9	698.9	590.9
	8,211.8	6,951.7	6,217.2
Northern Europe	6,159.4	5,344.1	4,780.8
APME	2,661.7	2,147.2	1,728.0
Right Management	323.7	374.6	559.4
	$22,006.0	$18,866.5	$16,038.7
Operating Unit Profit (Loss)
Americas:
United States	$94.1	$42.8	$(41.4)
Other Americas	47.8	36.5	20.1
	141.9	79.3	(21.3)
Southern Europe:
France	85.2	47.1	20.8
Italy	74.1	47.5	27.9
Other Southern Europe	10.8	7.2	(6.1)
	170.1	101.8	42.6
Northern Europe	212.6	150.2	40.8
APME	78.8	47.2	26.5
Right Management	(1.4)	3.5	113.4
	602.0	382.0	202.0
Corporate expenses	(123.1)	(101.2)	(77.4)
Goodwill and intangible asset impairment charges	–	(428.8)	(61.0)
Intangible asset amortization expense(c)	(38.9)	(39.3)	(21.9)
Reclassification of French business tax(d)	84.2	65.3	–
Interest and other expenses	(44.3)	(43.2)	(64.6)
Earnings (loss) before income taxes	$479.9	$(165.2)	$(22.9)

(b)	The U.S. revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
(c)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
(d)
The French business tax, as disclosed in Note 5 to the Consolidated Financial Statements, is reported in Provision for income taxes rather than in Cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the Operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our Earnings (loss) before income taxes.

Year Ended December 31	2011	2010	2009
Total Assets
Americas:
United States	$1,429.9	$1,361.4	$630.7
Other Americas	291.8	257.6	218.9
	1,721.7	1,619.0	849.6
Southern Europe:
France	1,822.7	1,826.0	2,220.1
Italy	301.3	271.3	239.7
Other Southern Europe	170.3	170.6	162.7
	2,294.3	2,267.9	2,622.5
Northern Europe	1,714.3	1,682.2	1,398.0
APME	472.4	395.1	314.4
Right Management	75.7	86.1	228.7
Corporate(a)	621.3	679.4	800.6
	$6,899.7	$6,729.7	$6,213.8
(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Revenues by geographical region
Further breakdown of Revenues from services by geographical region is as follows:

Revenues from Services	2011	2010	2009
United States	$3,254.6	$2,940.1	$2,059.4
France	6,201.9	5,240.7	4,710.3
Italy	1,277.1	1,065.0	967.8
United Kingdom	1,880.4	1,822.2	1,738.0
Total Foreign	18,751.4	15,926.4	13,979.3

Segment information - Depreciation and Amortization Expense, Equity Investments, Earnings from Equity Investment, Long-Lived Assets and Additions to Long-Lived Assets
Year Ended December 31	2011	2010	2009
Depreciation and Amortization Expense
Americas:
United States	$13.5	$15.4	$12.6
Other Americas	4.0	3.7	3.7
	17.5	19.1	16.3
Southern Europe:
France	12.4	12.6	15.3
Italy	3.3	3.8	4.4
Other Southern Europe	2.7	2.9	3.4
	18.4	19.3	23.1
Northern Europe	17.0	18.3	21.2
APME	5.1	4.6	5.6
Right Management	5.9	7.3	9.1
Corporate	1.6	2.2	–
Amortization of intangible assets(a)	38.9	39.3	21.9
	$104.4	$110.1	$97.2
Earnings from Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	(0.4)	(0.6)	(0.9)
Italy	–	–	–
Other Southern Europe	–	–	–
	(0.4)	(0.6)	(0.9)
Northern Europe	4.3	5.2	3.3
APME	–	–	0.6
Right Management	–	–	–
	$3.9	$4.6	$3.0

(a)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	0.1	0.4	1.1
Italy	–	–	–
Other Southern Europe	–	–	–
	0.1	0.4	1.1
Northern Europe	75.0	70.5	64.0
APME	0.8	0.7	0.4
Right Management	–	–	–
	$75.9	$71.6	$65.5

Year Ended December 31	2011	2010	2009
Long-Lived Assets(a)
Americas:
United States	$35.5	$39.7	$37.3
Other Americas	10.5	9.7	9.1
	46.0	49.4	46.4
Southern Europe:
France	46.0	43.2	42.1
Italy	7.9	7.7	8.6
Other Southern Europe	8.5	8.9	10.4
	62.4	59.8	61.1
Northern Europe	43.3	45.3	52.2
APME	23.3	17.8	13.9
Right Management	11.4	15.9	21.4
Corporate	2.5	4.0	6.0
	$188.9	$192.2	$201.0
Additions to Long-Lived Assets
Americas:
United States	$10.0	$6.4	$3.5
Other Americas	5.5	3.7	2.2
	15.5	10.1	5.7
Southern Europe:
France	16.4	18.8	5.7
Italy	3.7	3.6	1.6
Other Southern Europe	3.1	2.0	1.8
	23.2	24.4	9.1
Northern Europe	18.4	13.7	10.8
APME	5.5	7.2	2.2
Right Management	2.3	2.9	6.3
Corporate	–	0.2	1.0
	$64.9	$58.5	$35.1

Long-lived assets by geographical region
Further breakdown of Long-lived assets by geographical region was as follows:

Long-Lived Assets	2011	2010	2009
United States	$41.1	$48.2	$50.8
France	48.1	45.8	45.1
Italy	8.1	8.1	9.3
United Kingdom	12.9	15.3	16.7
Total Foreign	147.8	144.0	150.2